Investment in Equity Investees - Reconciliation of summarized financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Net income	$ 456,909	$ 37,729	$ 100,780
Carrying amount of investment as at December 31	10,865	77,765
SHPL
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets as at January 1	151,256	91,628	141,433
Net income	97,802	93,706	94,852
Dividends declared	(157,274)	(29,587)	(146,974)
Deemed distribution		(690)
Other comprehensive income/(loss)	2,468	(3,801)	2,317
Closing net assets as at December 31	94,252	151,256	91,628
Group's share of net assets	4,713	75,628	45,814
Discounting on dividend payable	172
Goodwill	285	2,718	2,795
Elimination of unrealized profits on downstream sales	(30)	(581)	(198)
Carrying amount of investment as at December 31	$ 5,140	$ 77,765	$ 48,411